Creation And Redemption Of Creation Units (Details)	8 Months Ended
Nov. 22, 2011
Creation And Redemption Of Creation Units [Abstract]
Creation Unit, block shares of a Managed Futures Fund	50,000
Variable transaction fee, percent of the value of the Creation Unit, maximum	0.10%